Investments in associates (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Non-current assets	$ 3,312,536	$ 3,221,736
Current assets	532,742	579,478
Total assets	3,845,278	3,801,214
Non-current liabilities	2,172,030	2,272,050
Current liabilities	450,551	732,022
Total liabilities	2,622,581	3,004,072
Equity	1,222,697	797,142	$ 803,324	$ 834,101
Revenue	1,426,145	1,575,153	1,366,336
Loss for the year	(10,599)	66,891	29,240
Other comprehensive income/(loss) for the year	(248,585)	(25,135)	(44,637)
Total comprehensive income for the year	(259,184)	41,756	$ (15,397)
Aeropuertos Andinos del Peru S.A.
Disclosure of associates [line items]
Non-current assets	31,249	31,215
Current assets	5,449	4,690
Total assets	36,698	35,905
Non-current liabilities	9,304	2,430
Current liabilities	10,140	9,951
Total liabilities	19,444	12,381
Equity	17,254	23,524
Revenue	16,499	14,681
Loss for the year	(7,328)	(18,676)
Other comprehensive income/(loss) for the year	(1,471)	867
Total comprehensive income for the year	$ (8,799)	$ (17,809)